Net Loss Per Common Share - Summary of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss	$ (23,693)	$ (13,555)	$ (15,675)	$ (15,758)	$ (37,248)	$ (31,433)	$ (58,197)	$ (65,363)
Weighted-average shares of common stock used in computing net loss per share, basic	22,450		22,356		22,429	22,328	22,360	16,984
Weighted-average shares of common stock used in computing net loss per share, diluted	22,450		22,356		22,429	22,328	22,360	16,984
Net loss per share - basic	$ (1.06)		$ (0.7)		$ (1.66)	$ (1.41)	$ (2.6)	$ (3.85)
Net loss per share - diluted	$ (1.06)		$ (0.7)		$ (1.66)	$ (1.41)	$ (2.6)	$ (3.85)